Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 85,265	$ 79,431
Short-term investments	273,031	24,270
Accounts receivable-third parties	38,410	40,812
Accounts receivable-related parties	3,860	4,223
Other receivables, prepayments and deposits	11,296	4,314
Amounts due from related parties	8,544	1,136
Inventories	11,789	12,822
Deferred tax assets		372
Total current assets	432,195	167,380
Property, plant and equipment	14,220	9,954
Leasehold Land	1,261	1,220
Goodwill	3,308	3,137
Other intangible asset	430	469
Deferred tax assets	633
Long-term prepayment	1,648	1,771
Investments in equity investees	144,237	158,506
Total assets	597,932	342,437
Current liabilities
Accounts payable	24,365	35,538
Other payables, accruals and advance receipts	40,953	31,716
Income tax payable	979	274
Deferred revenue	1,295	962
Amounts due to related parties	7,021	5,308
Short-term bank borrowings	29,987	19,957
Deferred tax liabilities		1,364
Total current liabilities	104,600	95,119
Deferred tax liabilities	4,452	3,997
Long-term bank borrowings		26,830
Deferred revenue	809	2,039
Other deferred income	1,988	2,263
Other non-current liabilities	1,117	8,129
Total liabilities	112,966	138,377
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $1.00 par value; 75,000,000 shares authorized; 66,447,037 and 60,705,823 shares issued at December 31, 2017 and 2016 respectively	66,447	60,706
Additional paid-in capital	496,960	208,196
Accumulated losses	(107,104)	(80,357)
Accumulated other comprehensive income/(loss)	5,430	(4,275)
Total Company's shareholders' equity	461,733	184,270
Non-controlling interests	23,233	19,790
Total shareholders' equity	484,966	204,060
Total liabilities and shareholders' equity	$ 597,932	$ 342,437